Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
Summarized financial statement data for all investees is presented below. The financial results for Magnetation are only included through March 31, 2015, since it was unlikely after that date that we would retain our equity interest as a result of Magnetation’s bankruptcy.

	2017	2016	2015
Revenue	$292.7	$286.4	$356.4
Gross profit	88.9	96.3	68.3
Net income (loss)	20.7	31.8	(9.8)

	2017	2016
Current assets	$115.2	$94.1
Noncurrent assets	73.5	66.0
Current liabilities	16.2	14.4
Noncurrent liabilities	58.9	44.8
Investees and equity ownership percentages are presented below:

Equity Ownership %
Combined Metals of Chicago, LLC	40.0%
Delaco Processing, LLC	49.0%
Rockport Roll Shop LLC	50.0%
Spartan Steel Coating, LLC	48.0%

Schedule of Related Party Transactions [Table Text Block]
Transactions with all equity investees, including Magnetation, for the years indicated are presented below:

	2017	2016	2015
Sales to equity investees	$80.6	$69.2	$61.4
Purchases from equity investees	33.0	213.5	251.0

Outstanding receivables and payables with all equity investees as of the end of the year indicated are presented below:

	2017	2016
Accounts receivable from equity investees	$0.7	$2.6
Accounts payable to equity investees	4.1	4.1